SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	6 Months Ended				12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 ¥ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 ¥ / shares
RMB [Member]
Period-end spot rate | ¥ / shares		¥ 6.6981		¥ 6.4566		¥ 6.3640
Average Rate | ¥ / shares		¥ 6.4976		¥ 6.4587		¥ 6.4441
USD Dollar [Member]
Period-end spot rate | $ / shares	$ 1		$ 1		$ 1
Average Rate | $ / shares	$ 1		$ 1		$ 1